Stockholders' Equity and Partners' Capital	6 Months Ended
Jun. 30, 2022
Equity [Abstract]
Stockholders' Equity and Partners' Capital	Stockholders’ Equity and Partners’ CapitalHTALP’s operating partnership agreement provides that it will distribute cash flow from operations and net sale proceeds to its partners in accordance with their overall ownership interests at such times and in such amounts as the general partner thereof determines. Dividend distributions are made such that a holder of one OP Unit in HTALP will receive distributions from HTALP in an amount equal to the dividend distributions paid to the holder of one share of our common stock. In addition, for each share of common stock issued or redeemed by HTA, HTALP issues or redeems a corresponding number of OP Units.
Common Stock Offerings
In March 2021, we entered into equity distribution agreements with various sales agents with respect to our at-the-market (“ATM”) offering program of common stock with an aggregate sales amount of up to $750.0 million, which replaced our prior ATM offering program that expired in February 2021. As of June 30, 2022, $750.0 million remained available for issuance by us under our current ATM.
Stock Repurchase Plan
In September 2020, our Board of Directors approved the reactivation of a stock repurchase plan authorizing us to purchase up to $300.0 million of our common stock from time to time prior to the expiration thereof on September 22, 2023. As of June 30, 2022, the remaining amount of common stock available for repurchase under our stock repurchase plan was $300.0 million.
Common Stock Dividends
See our accompanying condensed consolidated statements of equity and condensed statements of changes in partners’ capital for the dividends declared during the three and six months ended June 30, 2022 and 2021. As of June 30, 2022, declared, but unpaid, dividends totaling $75.8 million were included in accounts payable and accrued liabilities. On July 1, 2022, our Board of Directors announced a pro-rata quarterly dividend of $0.029 per share of common stock and per OP Unit to be paid on July 19, 2022 to stockholders and unitholders of record on July 14, 2022. On July 6, 2022, our Board of Directors announced a special distribution of $4.82 per share of common stock and per OP Unit pursuant to the Merger Agreement to be paid on July 27, 2022 to stockholders and unitholders of record on July 19, 2022.
Incentive Plan
Our Incentive Plan permits the grant of incentive awards to our employees, officers, non-employee directors and consultants as selected by our Board of Directors. This Plan authorizes us to grant awards in any of the following forms: options; stock appreciation rights; restricted stock; restricted or deferred stock units; performance awards; dividend equivalents; other stock-based awards, including units in HTALP; and cash-based awards. Subject to adjustment as provided in the Plan, the aggregate number of awards reserved and available for issuance under the Plan is 10,000,000 shares. As of June 30, 2022, there were 9,647,839 awards available for grant under the Plan.
Restricted Common Stock
We recognized compensation expense, equal to the fair market value of HTA’s stock on the grant date, over the service period which is generally three to four years. For the three and six months ended June 30, 2022, we recognized compensation expense of $2.2 million and $4.2 million, respectively. For the three and six months ended June 30, 2021, we recognized compensation expense of $2.1 million and $5.4 million, respectively. Substantially all compensation expense was recorded in general and administrative expenses in the accompanying condensed consolidated statements of operations.
As of June 30, 2022, we had $6.2 million of unrecognized compensation expense, net of estimated forfeitures, which we will recognize over a remaining weighted average period of 1.6 years.
The following is a summary of our restricted common stock activity as of June 30, 2022 and 2021, respectively:

	June 30, 2022		June 30, 2021
	Restricted Common Stock	Weighted Average Grant Date Fair Value	Restricted Common Stock	Weighted Average Grant Date Fair Value
Beginning balance	529,862	$28.83	436,399	$28.27
Granted	158,543	30.81	354,288	26.62
Vested	(124,407)	27.37	(270,099)	27.48
Forfeited	(7,690)	29.58	(6,767)	28.87
Ending balance	556,308	$29.71	513,821	$27.54
As of July 20, 2022, pursuant to the terms of the Merger Agreement, all unvested equity awards were fully vested, less any shares cancelled as required for statutory tax withholding purposes.